Significant accounting policies	12 Months Ended
Dec. 31, 2011
Significant accounting policies
1.	Significant accounting policies

(a)	Basis of preparation:

The accompanying consolidated financial statements and accompanying notes have been prepared in accordance with U.S. generally accepted accounting principles in the United States (“U.S. GAAP”) and follow disclosures required under Regulation S-X provided by the Securities and Exchange Commission (“SEC”). These are the Company’s first U.S. GAAP annual consolidated financial statements.

The Company’s consolidated financial statements were prepared in accordance with Canadian Generally Accepted Accounting Principles (“Canadian GAAP”) until December 31, 2010. Canadian GAAP differs in some areas from U.S. GAAP as was disclosed in the reconciliation to U.S. GAAP included in the audited annual financial statements for the year ended December 31, 2010. The accounting policies set out below have been consistently applied under U.S. GAAP to all the periods presented. The comparative figures in respect of 2010 were restated to reflect the adoption of U.S. GAAP.

(b)	Basis of consolidation:

The accompanying consolidated financial statements of APUC include the accounts of APUC and its wholly owned subsidiaries and variable interest entities (“VIEs”) where the Company is the primary beneficiary. Intercompany transactions and balances have been eliminated.

(c)	Accounting for rate regulated operations:

APUC’s regulated utility operating companies are accounted for under the principles of U.S. Financial Accounting Standards Board ASC Topic 980 Regulated Operations (“ASC 980”). Under ASC 980, regulatory assets and liabilities that would not be recorded under U.S. GAAP for non-regulated entities are recorded to the extent that they represent probable future revenues or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate making process. Management believes the regulatory assets recorded in these financial statements are probable of recovery either because the Utilities received prior Regulator approval or due to regulatory precedent set for similar circumstances. Included in Note 8, Regulatory Assets & Liabilities are details of regulatory assets and liabilities, and their current regulatory treatment.

Under ASC 980, an allowance for funds used during construction projects that are included in rate base is capitalized. This allowance is designed to enable a utility to capitalize financing costs during periods of construction of property subject to rate regulation to the extent permitted by the regulator. It represents the cost of borrowed funds (allowance for borrowed funds used during construction) and a return on other funds (allowance for equity funds used during construction).

The electric utilities’ and the water utilities’ accounts are maintained in accordance with the Uniform System of Accounts prescribed by the FERC and NARUC, respectively.

(d)	Cash and cash equivalents:

Cash and cash equivalents include all highly liquid instruments with an original maturity of three months or less.

(e)	Short term investments:

Short term investments, consist of money market instruments with maturities commencing from January 2012 and are recorded at current market value. Included in short term investments is an investment of $nil (U.S. $nil) which is denominated in U.S. dollars (December 31, 2010 - $3,674 (U.S. $3,694)).

(f)	Restricted cash:

Restricted cash represent reserves and amounts set aside pursuant to requirements of various debt agreements. Cash reserves segregated from APUC’s cash balances are maintained in accounts administered by a separate agent and disclosed separately as restricted cash in these consolidated financial statements. APUC cannot access restricted cash without the prior authorization of parties not related to APUC.

(g)	Accounts receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. Account balances are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

(h)	Supplies and consumables inventory

Supplies and consumables inventory (other than capital spares and rotatable spares, which are included in property, plant, and equipment) are charged to inventory when purchased and then capitalized to plant or expensed, as appropriate, when installed, used or become obsolete. These items are stated at the lower of cost and replacement cost.

(i)	Property, plant and equipment:

Property, plant and equipment, consisting of renewable and thermal generation assets, electrical, water and wastewater distribution assets, equipment and land, are recorded at cost. The costs of acquiring or constructing property, plant and equipment include the following: materials, labour, contractor and professional services, construction overhead directly attributable to the capital project (where applicable), interest for non-regulated property and allowance for equity funds used during construction (“AFUDC”) for regulated property. Plant and equipment under capital leases are stated at the present value of minimum lease payments.

AFUDC reflects the cost of debt or equity funds used to finance construction and only is capitalized as part of the cost of regulated utility plant where such treatment is permitted by the regulator. AFUDC amounts capitalized are included in rate base for establishing utility rates. For operations that do not apply regulatory accounting, interest related only to debt is capitalized as a cost of construction in accordance with ASC 835. The interest capitalized that relates to debt reduces interest expense on the income statement. The AFUDC capitalized that relates to equity funds is recorded as interest, dividend and other income on the Statement of Operations.

Improvements that increase or prolong the service life or capacity of an asset are capitalized. Maintenance and repair costs are expensed as incurred.

The Company’s depreciation is based on the estimated useful lives of the depreciable assets in each category and is determined using the straight-line method. The range of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2011	2010	2011	2010
Generation
Renewable	3 – 60	3 – 60	31	31
Thermal	3 – 40	3 – 40	22	22
Distribution
Electrical	15 – 75	N/A	52	N/A
Water & wastewater	5 – 50	5 – 50	25	25
Equipment	5 – 50	5 – 50	24	24

Contributions in aid of construction represent amounts contributed by customers and governments for the cost of utility capital assets. It also includes amounts initially recorded as advances in aid of construction but where the advance repayment period has expired. These contributions are recorded as a reduction in the cost of utility assets and are amortized at the rate of the related asset.

In accordance with regulator-approved accounting policies, when depreciable property, plant and equipment of Liberty Utilities are replaced or retired, the original cost plus any removal costs incurred (net of salvage) are charged to accumulated depreciation with no gain or loss reflected in results of operations. Gains and losses will be charged to results of operation in the future through adjustments to depreciation expense. In the absence of regulator-approved accounting policies, gains and losses on the disposition of property, plant and equipment are charged to earnings as incurred.

(j)	Intangibles:

The fair value of power sales contracts and energy sales contracts acquired in business combinations are amortized on a straight-line basis over the remaining term of the contract. These periods range from 6 to 25 years from date of acquisition for power sales contracts and 12 months for energy sales contracts.

Customer relationships acquired in business combinations are amortized on a straight-line basis over their estimated life of 40 years.

(k)	Goodwill:

Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net assets acquired. Goodwill is not included in rate-base and is not amortized.

In accordance with ASC Update No. 2011-08 “Intangibles-Goodwill and Other (Topic 350), Testing Goodwill for Impairment” issued by the FASB in September 2011, the Company annually assesses qualitative factors to determine whether it is more likely than not that the fair value of goodwill is less than its carrying amount. If it is more likely than not that its fair value is less than its carrying amount, the Company calculates the fair value of the reporting unit. The carrying amount of the reporting unit’s goodwill is considered not recoverable if the carrying amount of the reporting unit as a whole exceeds the reporting unit’s fair value. An impairment charge is recorded for any excess of the carrying value of the goodwill over the implied fair value. Goodwill is tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

(l)	Impairment of long-lived assets:

APUC reviews property, plant and equipment and intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

Assets Held and Used: Recoverability of assets held and used is measured by comparing the carrying amount of an asset to undiscounted expected future cash flows. If the carrying amount exceeds the recoverable amount, the asset is written down to its fair value.

Assets Held for Sale: Recoverability of assets held for sale is measured by comparing the carrying amount of an asset to its fair value less the cost to sell. If the carrying amount exceeds the recoverable amount, the asset is written down to its fair value less estimated costs to sell.

(m)	Variable interest entities:

The Company performs analysis to assess whether its operations and investments represent variable interest entities (“VIEs”). To identify potential VIEs, management reviews contracts under leases, long-term purchase power agreements, tolling contracts and jointly-owned facilities. VIEs of which the Company is deemed the primary beneficiary are consolidated. The primary beneficiary of a VIE has both the power to direct the activities of the entity that most significantly impact its economic performance and the obligation to absorb losses of the entity that could potentially be significant to the entity. In circumstances where APUC is not deemed the primary beneficiary, the VIE is not consolidated.

Long Sault is a hydroelectric generating facility in which APUC acquired its interest by way of subscribing to two notes from the original developers. The notes receivable effectively provide APUC the right to 100% of after tax cash flows of the facility up to 2013, 65% from 2014 to 2027 and 58% thereafter. The Company also has the right to acquire 58% of the equity in the facility at the end of the term of the notes in 2038. APUC has determined that the facility is a VIE, since the Company is the primary beneficiary and therefore the Long Sault entity is subject to consolidation by the Company. Total generating assets and long-term debt of Long Sault amount to $46,160 (2010 -$47,757) and to $38,136 (2010 -$39,033), respectively. The financial performance of Long Sault reflected on the statement of operations includes non-regulated energy sales of $9,804 (2010 -$7,037), operating expenses and amortization of $3,001 (2010 -$2,572) and interest expense of $3,984 (2010 -$4,126).

(n)	Long-term investments and notes receivable:

Investments in which APUC has significant influence but not control or joint control are accounted using the equity method. APUC records its share in the income or loss of its investees in interest, dividend and other income in the Consolidated Statement of Operations. All other equity investments where APUC does not have significant influence or control are accounted for under the cost method. Under the cost method of accounting, investments are carried at cost and the carrying amounts are adjusted only for other-than-temporary declines in value and additional investments. Income is recorded when dividends are received.

Notes receivable are financial assets with fixed or determined payments that are not quoted in an active market. Notes receivable that exceed one year and bear interest at a market rate based on the customer’s credit quality are initially recorded at cost, which is generally face value. Subsequent to acquisition, they are recorded at amortized cost using the effective interest method. The Company acquired these notes receivable as long-term investments and does not intend to sell these instruments prior to maturity.

An allowance for impairment loss on notes receivable is recorded if it is expected that the Company will not collect all principal and interest contractually due. The impairment is measured based on the present value of expected future cash flows discounted at the note’s effective interest rate. The Company does not accrue interest when a note is considered impaired. When ultimate collectability of the principal balance of the impaired note is in doubt, all cash receipts on impaired notes are applied to reduce the principal amount of such notes until the principal has been recovered and are recognized as interest income thereafter. Impairment losses are charged against the allowance and increases in the allowance are charged to bad debt expense. Notes are written off against the allowance when all possible means of collection have been exhausted and the potential for recovery is considered remote.

(o)	Advances in aid of construction:

The Company has various agreements with real estate development companies conducting business within the Company’s service territories (the “developers”), whereby funds are advanced to the Company by the developers to assist with funding some or all of the costs of the development. These amounts are recorded as Advances in Aid of Construction in other long-term liabilities. In many instances, developer advances are subject to refund but the refund is non-interest bearing. Refunds of developer advances are made over periods ranging from 10 to 20 years. Generally, advances not refunded within the prescribed period are not required to be repaid. After the prescribed period has lapsed, any remaining unpaid balance is transferred to contributions in aid of construction and recorded as an offsetting amount to cost of property, plant and equipment. In 2011, $1,107 (2010 - $nil) was transferred from advances in aid of construction to contributions in aid of construction.

(p)	Other long-term liabilities:

Other long-term liabilities include deferred water rights. Deferred water rights are related to a hydroelectric generating facility which has a fifty year water lease with the first ten years of the water lease requiring no payment, which is a form of lease inducement. An annual average rate for water rights was estimated for the entire life of the lease and that average rate is being expensed over the lease term. The result of this policy is that the deferred water rights inducement amount recorded in the first ten years is being drawn down in the last forty years.

Other long term liabilities also include customer deposits. Customer deposits result from the Liberty Utilities’ obligation by state regulators to collect a deposit from customers of its facilities under certain circumstances when services are connected. The deposits are refundable as allowed under the facilities’ regulatory agreement. The deposits bear monthly interest and are applied to the customer account after 12 months if the customer is found to be credit worthy.

(q)	Pension plan:

Liberty Utilities (West) has a defined benefit cash balance pension plan covering substantially all its employees, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. The plan interest credit rate varies from year-to-year based on the five-year U.S. Treasury bonds yield plus 0.25%. Employees’ benefits under the plan are fully vested upon completion of three years of service. The Company’s policy is to make contributions within the range determined by generally accepted actuarial principles. The costs of the Company’s pension for employees are expensed over the periods during which employees render service. The Company recognizes the funded status of its defined-benefit plan on the consolidated balance sheet and recognizes changes in funded status in the year the change occurs. The Company recognizes the unamortized gains and losses and past service costs in Accumulated other comprehensive income (“AOCI”). The projected benefit obligation of $230 exceeds the fair value of the plan assets of $200 as at December 31, 2011. Benefit cost of $182 and actuarial loss of $48 are reflected in earnings and other comprehensive income, respectively. The assumptions used in calculating the pension obligation include a discount rate of 4%, expected return on plan assets of 6% and rate of compensation increase of 4%. As at December 31, 2011, plan assets are invested in fixed income securities.

(r)	Asset retirement obligations:

The Company completes periodic reviews of potential asset retirement obligations that may require recognition. The fair value of estimated asset retirement obligations is recognized in the consolidated balance sheet when identified and a reasonable estimate of fair value can be made. The asset retirement cost, equal to the estimated fair value of the asset retirement obligation, is capitalized as part of the cost of the related long-lived asset. The asset retirement costs are depreciated over the asset’s estimated useful life and are included in amortization expense on the Consolidated Statements of Operations. Increases in the asset retirement obligation resulting from the passage of time are recorded as accretion of asset retirement obligation in the Consolidated Statements of Operations. Actual expenditures incurred are charged against the accumulated obligation. Based on APUC’s assessments the Company does not have any significant asset retirement obligations and therefore no provision for retirement obligations have been recorded.

(s)	Recognition of revenue:

Revenue derived from non-regulated energy generation sales, which are mostly under long-term power purchase contracts, is recorded at the time electrical energy is delivered.

Water reclamation and distribution revenues are recorded when water is processed or delivered to customers. At the end of each month, the water delivered and waste water collected from the customers from the date of their last meter read to the end of the month is estimated and the corresponding unbilled revenues are calculated. These estimates of unbilled revenues are based on the ratio of billable days versus unbilled days, amount of water procured and collected during that month, historical customer class usage patterns and current tariffs.

Revenues related to utility energy sales and distribution are recorded based on metered energy consumptions by customers, which occurs on a systematic basis throughout a month, rather than when the service is rendered or energy is delivered. At the end of each month, the energy delivered to the customers from the date of their last meter read to the end of the month is estimated and the corresponding unbilled revenues are calculated. These estimates of unbilled sales and revenues are based on the ratio of billable days versus unbilled days, amount of energy procured and generated during that month, historical customer class usage patterns, line loss and current tariffs.

Revenue from waste disposal is recognized on actual tonnage of waste delivered to the plant at prices specified in the contract. Certain contracts include price reductions if specified thresholds are exceeded. Revenue for these contracts is recognized based on actual tonnage at the expected price for the contract year.

Interest from long-term investments is recorded as earned.

(t)	Foreign currency translation:

The Company’s reporting currency is the Canadian dollar.

The Company’s US operations are determined to have the U.S. dollar as their functional currency since the preponderance of operating, financing and investing transactions are denominated in U.S. dollars. The financial statements of these operations are translated into Canadian dollars using the current rate method, whereby assets and liabilities are translated at the rate prevailing at the balance sheet date while revenues and expenses are converted using average rates for the period. Unrealized gains or losses arising as a result of the translation of the financial statements of these entities are reported as a component of other comprehensive income (“OCI”) and are accumulated in a component of equity on the consolidated balance sheet and are not recorded in income unless there is a complete sale or substantially complete liquidation of the investment.

As a result of the change relating to conversion of the Company from an income trust to a corporate structure at the end of 2009, the Company re-evaluated its exposure to currency exchange rate changes as determined by the underlying facts and circumstances of the economy in which the US divisions operate. The Company concluded that the functional currency of the US operations of the Renewable Energy and Thermal Energy divisions has become the U.S. dollar. Consequently, these divisions have been prospectively translated into Canadian dollars using the current rate method, effective January 1, 2010. The net exchange adjustment of $37,605 resulting from the current rate translation of non-monetary items, principally property, plant and equipment and intangible assets, as of the date of the change is included as a separate component of other comprehensive income with a corresponding reduction to the carrying amount of the non-monetary items.

(u)	Stock Based Compensation

The Company has several share-based compensation plans: a share option plan; an employee common share purchase plan (“ESPP”); a deferred share unit (“DSU”) plan; and a performance share unit (“PSU”) plan. The Company recognizes all employee stock-based compensation as a cost in the financial statements. Equity classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black-Scholes option pricing model. Liability classified awards are measured at fair value based on the average common share price over the five days immediately preceding the date of issue and at the end of the reporting period using the average over the days ending on the financial statement date.

(v)	Income taxes:

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded against deferred tax assets to the extent that it is considered more likely than not that the deferred tax asset will not be realized. The effect on deferred assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the date of enactment. Income tax credits are treated as a reduction to current income tax expense in the year the credit arises or future periods to the extent that realization of such benefit is more likely than not.

The organizational structure of APUC and its subsidiaries is complex and the related tax interpretations, regulations and legislation in the tax jurisdictions in which they operate are continually changing. As a result, there can be tax matters that have uncertain tax positions. The Company follows FASB ASC 740-10 and recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

(w)	Financial instruments and derivatives:

APUC has classified its cash and cash equivalents, short term investments, and restricted cash as held-for-trading, which are measured at fair value. Accounts receivable and notes receivable are measured at amortized cost and there is no liquid market for these investments. Long-term liabilities, convertible debentures, and other long-term liabilities are measured at amortized cost using the effective interest method, adjusted for the amortization or accretion of premiums or discounts.

Transaction costs that are directly attributable to the acquisition of financial assets are accounted for as part of the respective asset’s carrying value at inception. Transaction costs for items classified as held-for-trading are expensed immediately. Transaction costs that are directly attributable to the issuance of financial liabilities, costs of arranging the Company’s credit facility and costs considered as commitment fees paid to financial institutions are recorded in deferred financing costs. Deferred financing costs, premiums and discounts on long- term debt are amortized using the effective interest method while deferred financing costs relating to revolving credit facilities are amortized on a straight-line basis over the term of the facility.

The Company uses derivative financial instruments as one method to manage exposures to fluctuations in exchange rates, interest rates and commodity prices. APUC recognizes all derivative instruments as either assets or liabilities in the Consolidated Balance Sheet at their respective fair values and the change in fair value is included in the Consolidated Statements of Operations. None of the derivatives were designated in hedging relationships for accounting purposes. The Company’s derivative program is not designed or operated for trading or speculative purposes.

Liberty Utilities (West) enters into Power Purchase Agreements (“PPA”) for load serving requirements. These contracts meet the exemption for normal purchase and normal sales and as such, are not required to be marked-to-market and are accounted for on an accrual basis. We evaluate our counterparties on an on-going basis for non-performance risk to ensure it does not impact our conclusion with respect to this exemption.

(x)	Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principle or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

(y)	Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(z)	Use of estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of these financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. During the years presented, management has made a number of estimates and valuation assumptions, including the useful lives and recoverability of property, plant and equipment and intangible assets, the recoverability of notes receivable and long-term investments, the recoverability of deferred tax assets, assessments of asset retirement obligations, and the fair value of financial instruments, derivatives, share-based compensation and contingent consideration. These estimates and valuation assumptions are based on present conditions and management’s planned course of action, as well as assumptions about future business and economic conditions. Should the underlying valuation assumptions and estimates change, the recorded amounts could change by a material amount.